INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 CNY (¥) ¥ / shares shares	Sep. 30, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss from continuing operations attributable to Origin Agritech Limited | ¥	¥ (153,663)		¥ (90,433)	¥ (62,264)
Net income (loss) from discontinued operations attributable to Origin Agritech Limited	0	$ 0	14,759	(3,314)
Net loss attributable to Origin Agritech Limited	¥ (153,663)	$ (22,336)	¥ (75,674)	¥ (65,578)
Denominator:
Average common stock outstanding - basic | shares	3,061,979	3,061,979	2,808,293	2,759,834
Dilutive effect of share options | shares	0	0	0	0
Diluted shares | shares	3,061,979	3,061,979	2,808,293	2,759,834
Basic and diluted net income (loss) per share (note 21)
Continuing operations | ¥ / shares	¥ (50.18)		¥ (32.20)	¥ (22.56)
Discontinued operations | ¥ / shares	0		5.25	(1.20)
Earnings Per Share, Basic | ¥ / shares	¥ (50.18)		¥ (26.95)	¥ (23.76)